Details of Subsidiaries that have Material Non-Controlling Interests (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summary of Subsidiaries That Have Material Non-controlling Interests
Details of the subsidiary that have material
non-controlling
interests:

Proportion of Ownership and Voting Rights Held by Non-controlling Interests
Name of Subsidiary	Principal Place of Business	December 31, 2020	June 30, 2021
Jaguahr Therapeutics Pte. Ltd.	Singapore	45%	65%*

	Profit (Loss) Allocated to Non-controlling Interests		Accumulated Non-controlling interests
	For the Year Ended June 30
	2020	2021	December 31, 2020	June 30, 2021
Name of Subsidiary
Jaguahr Therapeutics Pte. Ltd.	$(315,695)	$(332,400)	$300,681	$—

*	On April 28, 2021 the Company’s shareholding was diluted from 55% to 35% resulting in a loss of control as at April 28, 2021 as further detailed below.

Summary of Financial Information Before Intragroup Eliminations
The summarized Jaguahr Therapeutics Pte. Ltd. financial information below represents amounts before intragroup eliminations.

	December 31 , 2020	June 30 , 2021
Current assets	$807,560	$2,277,244
Current liabilities	(139,378)	(81,669)

Equity	$668,182	$2,195,575

Equity attributable to:
Stockholders of the Company	$367,501	$768,451
Non-controlling interests	300,681	1,427,124

	$668,182	$2,195,575

	For the Period Ended June 30
	2020	2021
Revenue	$—	$—

Loss for the year, representing total comprehensive loss for the year	$(701,545)	$(972,608)

Attributable to:
Stockholders of the Company	$(385,850)	$(621,764)
Share of losses of associates (Note 9)	—	(81,880)
Non-controlling interests	(315,695)	(268,964)

	$(701,545)	$(972,608)